COMMISSIONS AND FEES	12 Months Ended
Dec. 31, 2017
COMMISSIONS AND FEES
COMMISSIONS AND FEES

22.    COMMISSIONS AND FEES

	Year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Spread fees	710,799	932,273	274,630	42,210
Trading commissions, net	191,846	1,517,394	1,875,740	288,296
Overnight fees, net	88,053	97,376	27,501	4,227
Securities service fee	—	—	20,704	3,182

Total	990,698	2,547,043	2,198,575	337,915

The Group earns trading commissions, spread fees and overnight fees from its operation on Tianjin and Guangdong Exchanges, which are settled on a daily basis. The Group earns trading commissions from its operation on Shanghai Gold Exchange and the Futures Commodity Exchange, which are settled on a monthly basis. The Group earns securities service fee from its securities service business, which are amortized over the prescribed contract period.

Spread fees are earned based on the quantity of the underlying commodities of the customer’s trades. The amount of the spread fees for each type of spot commodity contract is fixed and set by the Tianjin and Guangdong Exchanges and varies by commodity types. Trading commissions are generated based on the notional trading transaction value of the customers at the opening and closing of a position. Overnight fees are generated from customers who hold a long or short position overnight to the next trading day. The spread fees, standard trading commission rate and overnight fees for each commodity are determined by the Exchanges where such spot commodity contract is traded.

In June 2016, Tianjin Exchange launched a new trading rule and the New Mechanism, under which the Group only takes the broker role in customer deals and does not take positions any more. As a result, the Group started not to earn spread fees or overnight fees, but only earn trading commissions in Tianjin Exchange. The new trading mechanism and the old version were in parallel run until the New Mechanism fully replaced the old mechanism by the end of 2016.

Cash rebates are offered to customers on the trading commission and overnight fees. The cash rebates are determined by the Group on an individual customer basis and paid monthly. The rebates are deducted from the gross trading commission or overnight fees. Total customer rebates recognized during the years ended December 31, 2015, 2016 and 2017 were RMB 166.89 million, RMB 255.64 million and RMB 108.83 million, respectively. As at December 31, 2016 and 2017, outstanding customer rebates payable were RMB 14.83 million and nil, respectively.

Starting from June 2017, no more trading commissions, spread fees and overnight fees were generated from the Group’s operation in Tianjin and Guangdong Exchanges, and cash rebates was suspended from October 2017.